Filed pursuant to 497(e)
File Nos.
333-84639
and
811-09521
AMG FUNDS
AMG Yacktman Focused Fund – Security Selection Only
Supplement dated June 25, 2021 to the Prospectus and Statement of Additional Information,
each dated May 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Yacktman Focused Fund – Security Selection Only (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.
At a meeting held on June 23, 2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the following changes for the Fund, all of which will be implemented on July 1, 2021 (the “Implementation Date”): (i) the Fund will change its name from AMG Yacktman Focused Fund – Security Selection Only to AMG Yacktman Global Fund; (ii) the Fund will change its principal investment strategies; and (iii) the Fund will replace its primary benchmark index with the MSCI World Index and remove its secondary benchmark index.
The Board also approved the following fee changes for the Fund, all of which will be implemented on the Implementation Date and will result in the overall reduction of the Fund’s net expenses ratios as compared with the Fund’s current fee structure: (i) the management fee for the Fund will be reduced from 0.87% to 0.71%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (“AMGF”) will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least May 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
Effective on the Implementation Date, the Prospectus is revised as follows:
All references to AMG Yacktman Focused Fund – Security Selection Only are replaced with AMG Yacktman Global Fund.
The sections under “Summary of the Funds – AMG Yacktman Focused Fund – Security Selection Only” titled “Fees and Expenses of the Fund” and “Expense Example” on page 11 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.71%	0.71%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.39%	0.28%
Total Annual Fund Operating Expenses	1.10%	0.99%
Fee Waiver and Expense Reimbursements 2	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.04%	0.93%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$106	$339	$595	$1,330
Class I	$95	$304	$536	$1,203
The sixth and seventh paragraphs in the section titled “Summary of the Funds – AMG Yacktman Focused Fund – Security Selection Only – Principal Investment Strategies” beginning on page 11 are deleted and replaced with the following:
Under normal circumstances, the Fund invests at least 35% (or if conditions are not favorable, in the view of Yacktman, at least 25%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S.

In the section titled “Summary of the Funds – AMG Yacktman Focused Fund – Security Selection Only – Performance” beginning on page 13, the following is added after the first paragraph:
As of July 1, 2021, the Fund changed its name to “AMG Yacktman Global Fund,” adopted its current investment strategies and began comparing its performance to the MSCI World Index. The Fund’s performance information for periods prior to July 1, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Yacktman Focused Fund – Security Selection Only – Performance” beginning on page 13 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Yacktman Global Fund	1 Year	Since Inception 1
Class N Return Before Taxes	18.32%	15.74%
Class N Return After Taxes on Distributions	16.84%	14.68%
Class N Return After Taxes on Distributions and Sale of Fund Shares	11.55%	12.21%
Class I Return Before Taxes	18.47%	15.76%
MSCI World Index 2 (reflects no deduction for fees, expenses or taxes)	15.90%	13.01%
Russell 1000 ® Value Index 2 (reflects no deduction for fees, expenses or taxes)	2.80%	7.91%

1	Performance shown reflects performance since the inception date of the Fund on January 30, 2017.
2
The MSCI World Index replaced the Russell 1000
®
Value Index as the Fund’s benchmark on July 1, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

The second paragraph in the section titled “Additional Information About the Funds – AMG Yacktman Focused Fund – Security Selection Only – Additional Information About the Fund’s Expenses and Performance” on page 25 is deleted and replaced with the following:
As described under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The first sentence in the second paragraph in the section titled “Additional Information About the Funds – Fund Management – AMG Yacktman Focused Fund – Security Selection Only” on page 34 is deleted and replaced with the following:
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.71% of the average daily net assets of the Fund.
Effective on the Implementation Date, the SAI will be revised as follows:
All references to AMG Yacktman Focused Fund – Security Selection Only are replaced with AMG Yacktman Global Fund.
The following replaces similar disclosure in the table in the first paragraph in the section titled “Management of the Funds – Compensation of the Investment Manager and the Subadviser” on page 59:

Fund	Investment Management Fee
AMG Yacktman Global Fund	0.71%
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE